Other Payables (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Other Payables [Abstract]
Accrued expenses		$ 41,500	$ 29,222
Liabilities to employees and other liabilities for salaries		18,707	4,665
Government institutions		8,784	2,385
Payables in respect of purchase transaction	[1]	4,304	4,412
Interest payable in respect of debentures		2,761	3,207
Interest payable in respect of loans		1,161	817
Others		647	1,350
Other payables		$ 77,864	$ 46,058

[1]	The balance as of December 31, 2021 and December 31, 2022 was due to a future liability to the sellers in wind projects in Sweden (Picasso), Kosovo (SOWI) and Spain (GECAMA) and to the sellers in wind projects in Kosovo (SOWI) and Spain (GECAMA), respectively. In 2021 in respect of the project in Spain (GECAMA), there is an additional balance of payables in the amount of NIS 3.5 million (EUR 1 million), repayable in periods exceeding one year after the balance sheet date, and which therefore appear separately as other long term payables.